Trade and other receivables, net - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables, net
Beginning balance	$ 359	$ 376	$ 2,510
Increase in restricted bank accounts	733	0	0
Decrease in restricted bank accounts	0	(17)	(2,134)
Final balance	$ 1,092	$ 359	$ 376